Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 2,120	$ 2,005
Income from equity investments	49	50
Operating and Other Expenses
Plant operating costs and other	738	710
Commodity purchases resold	376	351
Depreciation and amortization	246	244
Write downs	15	0
Total operating and other expenses	1,375	1,305
Interest expense	388	220
Interest income and other	(12)	(32)
Total financial charges	376	188
Income before Income Taxes	418	562
Income tax expense
Current	43	53
Deferred	59	67
Income tax expense	102	120
Net Income	$ 316	$ 442
Net Income per Common Share - basic
Basic (in dollars per share)	$ 1.52	$ 2.13
Diluted (in dollars per share)	$ 1.52	$ 2.13
Weighted Average Number of Common Shares (millions) - basic
Basic (in shares)	207.6	207.6
Diluted (in shares)	208.2	207.6